State Street SPDR Dow Jones Global Real Estate ETF Investment Strategy - State Street SPDR Dow Jones Global Real Estate ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the Dow Jones Global Select Real Estate Securities Indexsm (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities. The Index's composition is reviewed quarterly. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The Index includes equity Real Estate Investment Trusts (“REITs”) and real estate operating companies that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate (security types excluded from the Index include mortgage REITs, Specialty REITs (timber, railroad, tower, prison, and advertising REITs), real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents, home builders, large landowners and subdividers of unimproved land, and hybrid REITs, as well as companies that have more than 25% of their assets in direct mortgage investments); (ii) new constituents must have a minimum float-adjusted market capitalization of at least $200 million at the time of inclusion (an existing constituent becomes ineligible if its float-adjusted market capitalization falls below $100 million and remains at that level for two consecutive quarters); (iii) with respect to new constituents, at least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets (an existing constituent becomes ineligible if less than 50% of the company's total revenue is generated from the ownership and operation of real estate assets or if direct mortgage investments represent more than 25% of the company's assets for two consecutive quarters, or it is reclassified as a mortgage or hybrid REIT); and (iv) new constituents must have a Median Daily Value Traded (MDVT) of at least $5 million for the three-months prior to the rebalancing reference date. Once included, a company is removed from the Index at the next rebalancing if its MDVT falls below $1.5 million for the three-months prior to the rebalancing reference date. The Index is rebalanced quarterly effective after the close of trading on the third Friday in March, June, September and December. The reference date is the third Friday of February, May, August, and November. As of November 30, 2025, countries represented in the Fund included Australia, Brazil, Canada, China, Colombia, Finland, France, India, Israel, Italy, Japan, Norway, Peru, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States. As of November 30, 2025, a significant portion of the Fund comprised companies located in the United States, although this may change from time to time. As of November 30, 2025, the Index comprised 221 securities.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.